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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28, 2015

Date of reporting period:	November 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2014 (Unaudited)

COMMON STOCKS - 86.7%	Shares	Value
Consumer Discretionary - 1.1%
Household Durables - 1.0%
UCP, Inc. - Class A *	97,515	$1,110,696

Media - 0.1%
Reading International, Inc. - Class A *	12,000	142,680

Multiline Retail - 0.0% (a)
Target Corporation	340	25,160

Consumer Staples - 2.1%
Beverages - 1.0%
Coca-Cola Company (The)	25,165	1,128,147

Food & Staples Retailing - 0.1%
Tesco plc - ADR	14,670	128,216

Food Products - 1.0%
Post Holdings, Inc. *	30,770	1,230,800

Energy - 14.3%
Energy Equipment & Services - 10.6%
Atwood Oceanics, Inc. *	58,555	1,879,030
Baker Hughes, Inc.	1,490	84,930
Diamond Offshore Drilling, Inc.	67,545	1,983,797
Ensco plc - Class A	55,855	1,887,899
Era Group, Inc. *	77,100	1,622,955
Halliburton Company	33,695	1,421,929
Key Energy Services, Inc. *	511,280	961,207
Pacific Drilling S.A. *	28,315	174,137
Tidewater, Inc.	48,030	1,484,607
Unit Corporation *	20,955	800,900
		12,301,391
Oil, Gas & Consumable Fuels - 3.7%
Apache Corporation	17,820	1,142,084
Cloud Peak Energy, Inc. *	1,000	11,670
Exxon Mobil Corporation	14,085	1,275,256
Hallador Energy Company	9,724	105,991
Stone Energy Corporation *	38,100	601,980
Total S.A. - ADR	21,310	1,185,475
		4,322,456
Financials - 19.7%
Banks - 4.6%
Old National Bancorp	4,590	65,178
Trustmark Corporation	2,005	46,797
Wells Fargo & Company	96,377	5,250,619
		5,362,594
Capital Markets - 0.0% (a)
Charles Schwab Corporation (The)	1,000	28,320

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Value
Financials - 19.7% (Continued)
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc. - Class B *	38,190	$5,678,471
PICO Holdings, Inc. *	69,270	1,269,026
		6,947,497
Insurance - 7.6%
Enstar Group Ltd. *	12,666	1,848,603
FNF Group	37,800	1,224,720
FNFV Group *	12,598	179,773
Loews Corporation	30,555	1,272,310
Markel Corporation *	4,546	3,167,562
White Mountains Insurance Group Ltd.	1,756	1,112,900
		8,805,868
Real Estate Management & Development - 0.7%
InterGroup Corporation (The) *	48,329	869,922

Thrifts & Mortgage Finance - 0.8%
Nationstar Mortgage Holdings, Inc. *	2,100	62,937
Ocwen Financial Corporation *	36,020	826,299
		889,236
Health Care - 0.9%
Health Care Providers & Services - 0.0% (a)
InfuSystem Holdings, Inc. *	10,279	28,370
VCA Antech, Inc. *	200	9,466
		37,836
Life Sciences Tools & Services - 0.9%
Harvard Bioscience, Inc. *	209,625	1,031,355

Industrials - 22.4%
Building Products - 1.0%
Insteel Industries, Inc.	49,044	1,070,631
Masonite International Corporation *	400	23,444
		1,094,075
Commercial Services & Supplies - 1.1%
InnerWorkings, Inc. *	169,865	1,270,590

Construction & Engineering - 12.8%
Chicago Bridge & Iron Company N.V.	40,000	2,001,200
Granite Construction, Inc.	33,010	1,183,408
Great Lakes Dredge & Dock Corporation *	129,200	979,336
Jacobs Engineering Group, Inc. *	89,275	4,146,824
Layne Christensen Company *	326,385	2,317,333
Orion Marine Group, Inc. *	388,115	4,261,503
		14,889,604
Electrical Equipment - 1.8%
Emerson Electric Company	8,855	564,506
Encore Wire Corporation	10,170	372,934
Powell Industries, Inc.	26,150	1,112,683
		2,050,123

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Value
Industrials - 22.4% (Continued)
Machinery - 1.0%
Astec Industries, Inc.	24,684	$969,341
Dynamic Materials Corporation	8,685	139,307
PMFG, Inc. *	8,083	52,701
		1,161,349
Marine - 1.3%
Kirby Corporation *	50	4,807
Matson, Inc.	43,845	1,543,782
		1,548,589
Professional Services - 1.4%
CDI Corporation	84,861	1,457,912
CTPartners Executive Search, Inc. *	8,530	180,836
		1,638,748
Trading Companies & Distributors - 2.0%
Essex Rental Corporation *	218,181	274,908
Houston Wire & Cable Company	106,985	1,371,548
Signature Group Holdings, Inc. *	74,260	650,518
Transcat, Inc. *	7,671	75,329
		2,372,303
Information Technology - 10.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	75,515	2,087,235
QUALCOMM, Inc.	1,150	83,835
		2,171,070
Electronic Equipment, Instruments & Components - 6.6%
Corning, Inc.	117,210	2,463,754
CUI Global, Inc *	101,990	755,746
Dolby Laboratories, Inc. - Class A	300	13,314
Maxwell Technologies, Inc. *	221,110	2,275,222
Vishay Precision Group, Inc. *	132,265	2,212,793
		7,720,829
Internet Software & Services - 0.4%
Earthlink Holdings Corporation	9,500	41,705
SpendSmart Networks, Inc. * (b)	542,100	433,680
		475,385
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	460	54,708
Avid Technology, Inc. *	73,584	886,687
EMC Corporation	3,150	95,603
Hutchinson Technology, Inc. *	221,295	783,384
		1,820,382
Materials - 14.6%
Metals & Mining - 14.6%
Agnico-Eagle Mines Ltd.	92,735	2,178,345
Anglo American plc - ADR	7,550	77,765
AngloGold Ashanti Ltd. - ADR *	3,125	26,750
Asanko Gold, Inc. *	404,820	688,194
Banro Corporation *	541,380	78,662
Compañia de Minas Buenaventura S.A. - ADR	106,545	985,541
Comstock Mining, Inc. *	1,893,385	2,082,723
Eldorado Gold Corporation	180,360	1,130,857
Gold Fields Ltd. - ADR	113,540	465,514

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Value
Materials - 14.6% (Continued)
Metals & Mining - 14.6% (Continued)
Gold Resource Corporation	14,220	$51,192
Goldcorp, Inc.	2,330	45,761
Major Drilling Group International, Inc.	100	619
Newmont Mining Corporation	1,500	27,600
POSCO - ADR	43,265	2,942,020
Randgold Resources Ltd. - ADR	37,445	2,421,943
Rio Alto Mining Ltd. *	356,545	845,012
Seabridge Gold, Inc. *	148,895	1,080,978
Synalloy Corporation	62,572	1,073,110
Timmins Gold Corporation *	737,840	686,265
Yamana Gold, Inc.	17,270	65,281
		16,954,132
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	710	25,120
Cogent Communications Holdings, Inc.	30,325	1,074,111
		1,099,231
Utilities - 0.2%
Electric Utilities - 0.2%
Exelon Corporation	5,220	188,808

Total Common Stocks (Cost $95,691,737)		$100,817,392

CLOSED-END FUNDS - 0.5%	Shares	Value
ASA Gold and Precious Metals Ltd. (Cost $621,395)	51,310	$551,069

EXCHANGE TRADED FUNDS - 1.7%	Shares	Value
Market Vectors® Junior Gold Miners ETF * (Cost $2,156,508)	76,350	$1,920,203

U.S. GOVERNMENT OBLIGATIONS - 6.0%	Par Value	Value
U.S. Treasury Bills (c) - 6.0% 0.05%, due 01/22/15 (Cost $6,999,469)	$7,000,000	$6,999,923

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (b) (Cost $0)	542,100	$0

PUT OPTION CONTRACTS - 0.4%	Contracts	Value
iShares Russell 2000 ETF, 06/30/2015 at $90	1,908	$249,948
SPDR S&P 500 ETF, 06/19/2015 at $160	1,540	216,370
Total Put Option Contracts (Cost $1,042,860)		$466,318

CM Advisors Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (d) (Cost $6,278,224)	6,278,224	$6,278,224

Total Investments at Value - 100.7% (Cost $112,790,193)		$117,033,129

Liabilities in Excess of Other Assets - (0.7%)		(784,650)

Net Assets - 100.0%		$116,248,479

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $433,680 at November 30, 2014, representing 0.4% of net assets.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Consumer Discretionary - 4.2%
Household Durables - 2.2%
UCP, Inc. - Class A *	39,378	$448,515

Media - 2.0%
Reading International, Inc. - Class A *	34,695	412,524

Consumer Staples - 3.9%
Food Products - 3.9%
Post Holdings, Inc. *	19,965	798,600

Energy - 16.8%
Energy Equipment & Services - 14.2%
Atwood Oceanics, Inc. *	17,315	555,638
Diamond Offshore Drilling, Inc.	13,420	394,146
Era Group, Inc. *	30,535	642,762
Pacific Drilling S.A. *	76,905	472,966
Tidewater, Inc.	17,275	533,970
Unit Corporation *	8,210	313,786
		2,913,268
Oil, Gas & Consumable Fuels - 2.6%
Cloud Peak Energy, Inc. *	9,180	107,130
Hallador Energy Company	20,350	221,815
Stone Energy Corporation *	12,840	202,872
		531,817
Financials - 15.2%
Banks - 2.9%
Old National Bancorp	31,855	452,341
Trustmark Corporation	6,345	148,092
		600,433
Diversified Financial Services - 2.5%
PICO Holdings, Inc. *	28,345	519,281

Insurance - 7.0%
Enstar Group Ltd. *	4,350	634,883
White Mountains Insurance Group Ltd.	1,255	795,381
		1,430,264
Real Estate Management & Development - 0.9%
InterGroup Corporation (The) *	10,783	194,094

Thrifts & Mortgage Finance - 1.9%
Ocwen Financial Corporation *	16,700	383,098

Health Care - 1.3%
Health Care Providers & Services - 0.4%
InfuSystem Holdings, Inc. *	26,335	72,685

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Health Care - 1.3% (Continued)
Life Sciences Tools & Services - 0.9%
Harvard Bioscience, Inc. *	38,150	$187,698

Industrials - 29.2%
Commercial Services & Supplies - 2.6%
InnerWorkings, Inc. *	71,275	533,137

Construction & Engineering - 10.0%
Granite Construction, Inc.	4,170	149,494
Great Lakes Dredge & Dock Corporation *	83,985	636,606
Layne Christensen Company *	81,335	577,479
Orion Marine Group, Inc. *	62,518	686,448
		2,050,027
Electrical Equipment - 3.7%
Encore Wire Corporation	3,294	120,791
Powell Industries, Inc.	14,995	638,037
		758,828
Machinery - 5.1%
Astec Industries, Inc.	8,465	332,421
Dynamic Materials Corporation	34,825	558,593
Omega Flex, Inc.	5,400	161,406
		1,052,420
Marine - 1.9%
Matson, Inc.	11,450	403,154

Professional Services - 1.8%
CDI Corporation	3,576	61,436
CTPartners Executive Search, Inc. *	15,105	320,226
		381,662
Trading Companies & Distributors - 4.1%
Houston Wire & Cable Company	44,740	573,567
Signature Group Holdings, Inc. *	14,685	128,640
Transcat, Inc. *	13,544	133,002
		835,209
Information Technology - 6.1%
Electronic Equipment, Instruments & Components - 4.1%
Maxwell Technologies, Inc. *	62,198	640,018
Vishay Precision Group, Inc. *	11,680	195,406
		835,424
Internet Software & Services - 0.2%
SpendSmart Networks, Inc. * (a)	57,900	46,320

Technology Hardware, Storage & Peripherals - 1.8%
Avid Technology, Inc. *	30,800	371,140
Hutchinson Technology, Inc. *	2,069	7,324
		378,464

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.5% (Continued)	Shares	Value
Materials - 13.7%
Chemicals - 2.0%
American Vanguard Corporation	19,800	$215,622
Chase Corporation	5,940	201,663
		417,285
Metals & Mining - 11.7%
Agnico-Eagle Mines Ltd.	5,890	138,356
Asanko Gold, Inc. *	234,540	398,718
B2Gold Corporation *	128,310	206,579
Comstock Mining, Inc. *	305,915	336,507
Eldorado Gold Corporation	23,970	150,292
Gold Fields Ltd. - ADR	53,535	219,494
Gold Resource Corporation	11,440	41,184
Randgold Resources Ltd. - ADR	2,230	144,236
Rio Alto Mining Ltd. *	56,025	132,779
Synalloy Corporation	36,829	631,617
		2,399,762
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Cogent Communications Holdings, Inc.	18,280	647,478

Total Common Stocks (Cost $18,567,249)		$19,231,447

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	57,900	$0

MONEY MARKET FUNDS - 7.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $1,552,461)	1,552,461	$1,552,461

Total Investments at Value - 101.0% (Cost $20,119,710)		$20,783,908

Liabilities in Excess of Other Assets - (1.0%)		(214,126)

Net Assets - 100.0%		$20,569,782

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.
The total value of such securities is $46,320 at November 30, 2014, representing 0.2% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2014 (Unaudited)

CORPORATE BONDS - 34.3%	Par Value	Value
Consumer Discretionary - 5.9%
Auto Components - 0.9%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,055,131

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	446,018
Starbucks Corporation, 6.25%, due 08/15/17	300,000	339,761
		785,779
Household Durables - 0.7%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	521,250
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	210,355
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	151,875
		883,480
Media - 2.7%
Comcast Corporation,
5.90%, due 03/15/16	914,000	974,568
6.30%, due 11/15/17	200,000	227,990
5.70%, due 05/15/18	400,000	453,581
DIRECTV Holdings LLC, 3.55%, due 03/15/15	1,042,000	1,050,822
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	219,745
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	421,796
		3,348,502
Multiline Retail - 0.5%
Kohl's Corporation, 6.25%, due 12/15/17	500,000	561,101

Specialty Retail - 0.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	635,818

Consumer Staples - 2.0%
Beverages - 1.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	862,525
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	334,297
		1,196,822
Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	344,111

Personal Products - 0.7%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	854,700

Energy - 4.6%
Energy Equipment & Services - 2.2%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,090,115
Transocean, Inc., 7.375%, due 04/15/18	855,000	932,690
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	406,743
6.00%, due 03/15/18	300,000	331,274
		2,760,822

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Energy - 4.6% (Continued)
Oil, Gas & Consumable Fuels - 2.4%
Peabody Energy Corporation,
7.375%, due 11/01/16	$882,000	$915,075
6.00%, due 11/15/18	1,260,000	1,200,150
Valero Energy Corporation,
4.50%, due 02/01/15	195,000	196,204
6.125%, due 06/15/17	570,000	631,644
		2,943,073
Financials - 1.4%
Commercial Banks - 0.4%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	559,964

Consumer Finance - 1.0%
American Express Company,
7.00%, due 03/19/18	800,000	933,532
8.125%, due 05/20/19	200,000	249,427
		1,182,959
Health Care - 1.2%
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	910,389

Pharmaceuticals - 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	644,652

Industrials - 9.4%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	224,338

Building Products - 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	319,875
5.85%, due 03/15/17	400,000	430,915
		750,790
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc., 5.75%, due 09/15/17	31,000	34,205
Waste Management, Inc., 6.375%, due 03/11/15	978,000	993,320
		1,027,525
Communications Equipment - 0.9%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,029,685

Construction & Engineering - 1.4%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,722,050

Electrical Equipment - 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	196,046
Emerson Electric Company, 5.25%, due 10/15/18	570,000	645,368
		841,414

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Industrials - 9.4% (Continued)
Health Care Providers & Services - 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	$1,038,000	$1,069,176

Machinery - 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	128,772
Harsco Corporation, 2.70%, due 10/15/15	885,000	886,106
		1,014,878
Road & Rail - 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	954,811
CSX Corporation, 6.25%, due 03/15/18	500,000	571,962
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	999,264
Ryder System, Inc., 3.15%, due 03/02/15	454,000	456,986
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	228,708
		3,211,731
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	633,000	649,312

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	546,031
Corning, Inc., 7.25%, due 08/15/36	500,000	649,392
		1,195,423
IT Services - 0.9%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	510,418
Western Union Company (The), 5.93%, due 10/01/16	600,000	649,856
		1,160,274
Software - 0.9%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,038,871

Materials - 6.5%
Chemicals - 1.1%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	749,211
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	546,764
		1,295,975
Construction Materials - 0.5%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	586,250

Metals & Mining - 4.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	884,930
5.87%, due 02/23/22	1,200,000	1,330,099
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	412,929
ArcelorMittal, 5.00%, due 02/25/17	960,000	1,000,800
Commercial Metals Company,
6.50%, due 07/15/17	420,000	450,450
7.35%, due 08/15/18	230,000	254,725
Nucor Corporation, 5.85%, due 06/01/18	300,000	338,995

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 34.3% (Continued)	Par Value	Value
Materials - 6.5% (Continued)
Metals & Mining - 4.9% (Continued)
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	$360,000	$386,373
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	1,003,104
		6,062,405
Utilities - 0.5%
Multi-Utilities - 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	651,647

Total Corporate Bonds (Cost $39,263,413)		$42,199,047

U.S. GOVERNMENT OBLIGATIONS - 46.8%	Par Value	Value
U.S. Treasury Bills(a) - 6.5%
0.05%, due 01/08/15	$8,000,000	$7,999,936

U.S. Treasury Notes - 40.3%
2.50%, due 04/30/15	10,000,000	10,102,340
0.375%, due 01/15/16	5,000,000	5,010,940
4.625%, due 02/15/17	5,000,000	5,443,750
0.75%, due 12/31/17	10,000,000	9,936,720
2.00%, due 07/31/20	6,000,000	6,111,564
2.375%, due 12/31/20	6,250,000	6,466,306
2.75%, due 11/15/23	6,250,000	6,574,219
		49,645,839

Total U.S. Government Obligations (Cost $56,800,412)		$57,645,775

MONEY MARKET FUNDS - 18.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $22,505,539)	22,505,539	$22,505,539

Total Investments at Value - 99.4% (Cost $118,569,364)		$122,350,361

Other Assets in Excess of Liabilities - 0.6%		740,376

Net Assets - 100.0%		$123,090,737

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2014 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by CM Advisors Fixed Income Fund and U.S. Government Obligations held by CM Advisors Fund and CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Option contracts purchased by CM Advisors Fund are classified as Level 2 since they are valued using “other significant observable inputs” at a price of the mean of the closing bid and ask prices.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2014:

	Level 1	Level 2		Level 3	Total
CM Advisors Fund:

Common Stocks	$100,383,712	$-		$433,680	$100,817,392
Closed-End Funds	551,069	-		-	551,069
Exchange-Traded Funds	1,920,203	-		-	1,920,203
U.S. Government Obligations	-	6,999,923		-	6,999,923
Warrants	-	0	*	-	0
Put Option Contracts	-	466,318		-	466,318
Money Market Funds	6,278,224	-		-	6,278,224
Total	$109,133,208	$7,466,241		$433,680	$117,033,129

	Level 1	Level 2		Level 3	Total
CM Advisors Small Cap Value Fund:

Common Stocks	$19,185,127	$-		$46,320	$19,231,447
Warrants	-	0	*	-	0
Money Market Funds	1,552,461	-		-	1,552,461
Total	$20,737,588	$0		$46,320	$20,783,908

CM Advisors Fixed Income Fund:

Corporate Bonds	$-	$42,199,047		$-	$42,199,047
U.S. Government Obligations	-	57,645,775		-	57,645,775
Money Market Funds	22,505,539	-		-	22,505,539
Total	$22,505,539	$99,844,822		$-	$122,350,361

*CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.
Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2014, the Funds did not have any transfers in and out of any Level.  CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund did not hold any derivative instruments and CM Advisors Fixed Income Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

The following table is a reconciliation of Level 3 investments held in CM Advisors Fund and CM Advisors Small Cap Value Fund for which significant unobservable inputs were used to determine fair value as of November 30, 2014:

		CM Advisors
	CM Advisors Fund	Small Cap Value Fund
Balance as of February 28, 2014	$-	$-
Purchases	406,575	43,425
Unrealized appreciation	27,105	2,895
Balance as of November 30, 2014	$433,680	$46,320

The total amount of unrealized appreciation on Level 3 investments was $27,105 and $2,895 for CM Advisors Fund and CM Advisors Small Cap Value Fund, respectively, at November 30, 2014.
The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

		Fair Value at 11/30/2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
CM Advisors Fund	Common Stocks	$ 433,680	Discount from Common Stock/Broker Quotes	Discount Percentage	0.0% - 12.8%	Decrease
CM Advisors Small Cap Value Fund	Common Stocks	$ 46,320	Discount from Common Stock/Broker Quotes	Discount Percentage	0.0% - 12.8%	Decrease

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2014:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$112,824,710	$20,119,710	$118,569,364

Gross unrealized appreciation	$18,578,681	$2,235,321	$4,005,448
Gross unrealized depreciation	(14,370,262)	(1,571,123)	(224,451)

Net unrealized appreciation	$4,208,419	$664,198	$3,780,997

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies within the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.  As of November 30, 2014, CM Advisors Small Cap Value Fund had 29.2% of the value of its net assets invested in stocks within the Industrials sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 29, 2015

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 29, 2015

* Print the name and title of each signing officer under his or her signature.